Financial Assets at Amortized Cost-Securities - Summary of Reconciliation of Expected Loss to Financial Assets at Amortized Cost - Securities, Segregated by Stages (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)	R$ 93	R$ 86
Expected loss	(14)
Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)	1	3
Corporate debt securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)	56	47
Corporate debt securities [member] | Debentures [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)	44	43
Corporate debt securities [member] | Eurobonds and others [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)	9	1
Corporate debt securities [member] | Other [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)	3	3
Mexico [Member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	6
Korea [Member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	4
Spain [Member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	3
Chile [member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	1
Stage 1 [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(198)	(223)
Gains / (Losses)	(113)	36
Purchases	(172)	(38)
Settlements	311	48
Transfer to Stage 2	21	74
Cure from Stage 2		(75)
Cure from Stage 3	(34)	(20)
Expected loss	(185)	(198)
Stage 1 [member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)	8
Purchases	(34)
Settlements	12
Stage 1 [member] | Corporate debt securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(146)	(219)
Gains / (Losses)	(129)	24
Purchases	(138)	(35)
Settlements	299	46
Transfer to Stage 2	21	74
Cure from Stage 2		(16)
Cure from Stage 3	(34)	(20)
Expected loss	(127)	(146)
Stage 1 [member] | Corporate debt securities [member] | Rural product note [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(9)	(7)
Gains / (Losses)	15	4
Purchases	(44)	(7)
Settlements	15	1
Expected loss	(23)	(9)
Stage 1 [member] | Corporate debt securities [member] | Real estate receivables certificates [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(2)	(2)
Gains / (Losses)	(10)
Purchases	(9)	(4)
Settlements	13	23
Cure from Stage 3		(19)
Expected loss	(8)	(2)
Stage 1 [member] | Corporate debt securities [member] | Debentures [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(131)	(206)
Gains / (Losses)	(124)	19
Purchases	(60)	(21)
Settlements	250	20
Transfer to Stage 2	21	74
Cure from Stage 2		(16)
Cure from Stage 3	(34)	(1)
Expected loss	(78)	(131)
Stage 1 [member] | Corporate debt securities [member] | Eurobonds and others [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(1)	(2)
Gains / (Losses)	(6)
Purchases	(2)
Settlements	8
Expected loss	(1)	(1)
Stage 1 [member] | Corporate debt securities [member] | Promissory notes [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(3)	(2)
Gains / (Losses)	(7)	1
Purchases	(10)	(3)
Settlements	10
Expected loss	(10)	(3)
Stage 1 [member] | Corporate debt securities [member] | Other [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)	3
Purchases	(13)
Settlements	3
Expected loss	(7)
Stage 1 [member] | Colombia [member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss		(4)
Gains / (Losses)		5
Purchases	(2)	(3)
Settlements	2	2
Stage 1 [member] | Brazil [Member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(52)
Gains / (Losses)	8	7
Cure from Stage 2		(59)
Expected loss	(44)	(52)
Stage 1 [member] | Mexico [Member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)	2
Purchases	(15)
Settlements	7
Expected loss	(6)
Stage 1 [member] | Korea [Member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)	7
Purchases	(14)
Settlements	3
Expected loss	(4)
Stage 1 [member] | Spain [Member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Purchases	(3)
Expected loss	(3)
Stage 1 [member] | Chile [member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)	(1)
Expected loss	(1)
Stage 2 [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(58)	(824)
Gains / (Losses)	(9)	82
Purchases	(67)	(2)
Settlements	61	66
Transfer to Stage 1	0	75
Transfer to Stage 3	54	619
Cure from Stage 1	(21)	(74)
Cure from Stage 3	(13)
Expected loss	(53)	(58)
Stage 2 [member] | Corporate debt securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(58)	(765)
Gains / (Losses)	(9)	82
Purchases	(67)	(2)
Settlements	61	66
Transfer to Stage 1	0	16
Transfer to Stage 3	54	619
Cure from Stage 1	(21)	(74)
Cure from Stage 3	(13)
Expected loss	(53)	(58)
Stage 2 [member] | Corporate debt securities [member] | Rural product note [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(5)
Gains / (Losses)	(3)	(8)
Purchases	0	(2)
Settlements	5
Transfer to Stage 3	1	5
Expected loss	(2)	(5)
Stage 2 [member] | Corporate debt securities [member] | Real estate receivables certificates [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)	(4)
Expected loss	(4)
Stage 2 [member] | Corporate debt securities [member] | Debentures [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(53)	(765)
Gains / (Losses)	(1)	90
Purchases	(67)
Settlements	55	66
Transfer to Stage 1	0	16
Transfer to Stage 3	53	614
Cure from Stage 1	(21)	(74)
Cure from Stage 3	(13)
Expected loss	(47)	(53)
Stage 2 [member] | Corporate debt securities [member] | Eurobonds and others [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)	(1)
Settlements	1
Stage 2 [member] | Brazil [Member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss		(59)
Transfer to Stage 1		59
Stage 3 [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(2,397)	(2,599)
Gains / (Losses)	(1,278)	(35)
Purchases	(238)	(193)
Settlements	1,093	1,029
Transfer to Stage 1	34	20
Transfer to Stage 2	13
Cure from Stage 2	(54)	(619)
Expected loss	(2,827)	(2,397)
Stage 3 [member] | Corporate debt securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(2,397)	(2,599)
Gains / (Losses)	(1,278)	(35)
Purchases	(238)	(193)
Settlements	1,093	1,029
Transfer to Stage 1	34	20
Transfer to Stage 2	13
Cure from Stage 2	(54)	(619)
Expected loss	(2,827)	(2,397)
Stage 3 [member] | Corporate debt securities [member] | Rural product note [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(33)	(173)
Gains / (Losses)	(7)	(3)
Purchases	(1)	(50)
Settlements	42	198
Cure from Stage 2	(1)	(5)
Expected loss		(33)
Stage 3 [member] | Corporate debt securities [member] | Real estate receivables certificates [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss		(361)
Gains / (Losses)		16
Settlements		326
Transfer to Stage 1		19
Stage 3 [member] | Corporate debt securities [member] | Debentures [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(2,348)	(2,037)
Gains / (Losses)	(1,287)	(48)
Purchases	(207)	(127)
Settlements	1,021	477
Transfer to Stage 1	34	1
Transfer to Stage 2	13
Cure from Stage 2	(53)	(614)
Expected loss	(2,827)	(2,348)
Stage 3 [member] | Corporate debt securities [member] | Promissory notes [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss		(11)
Settlements		11
Stage 3 [member] | Corporate debt securities [member] | Other [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(16)	(17)
Gains / (Losses)	16
Purchases	(30)	(16)
Settlements	R$ 30	17
Expected loss		R$ (16)